Income Taxes - Summary of Reconciliation of the Amount off Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balances	$ 3,607	$ 3,197
Increases (decreases) related to prior year tax positions	0	(7)
Increases related to current year tax positions	571	417
Balance at December 31	$ 4,178	$ 3,607